CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net revenues	$ 1,897,112	¥ 13,207,315	¥ 9,053,266	¥ 4,201,907
Cost of revenues	(1,882,637)	(13,106,542)	(8,973,097)	(4,151,673)
Gross profit	14,475	100,773	80,169	50,234
Sales and marketing expenses	(15,636)	(108,858)	(103,293)	(64,962)
General and administrative expenses	(15,007)	(104,471)	(173,872)	(41,718)
Research and development expenses	(6,469)	(45,038)	(36,889)	(18,608)
Allowance for doubtful accounts	(4,972)	(34,618)	(1,907)	(14,677)
Impairment of long-term investment | ¥		0	0	(1,450)
Total operating expenses	(42,084)	(292,985)	(315,961)	(141,415)
Operating loss	(27,609)	(192,212)	(235,792)	(91,181)
Interest expenses, net	(627)	(4,367)	(19,049)	(16,828)
Foreign exchange (loss) income	27	185	(3,033)	(552)
Other income, net	475	3,311	3,235	754
Loss before income tax	(27,734)	(193,083)	(254,639)	(107,807)
Income tax expenses	(67)	(465)	0	0
Net loss	(27,801)	(193,548)	(254,639)	(107,807)
Net loss attributable to Molecular Data Inc.	$ (27,801)	¥ (193,548)	¥ (254,639)	¥ (107,807)
Loss per share:
Basic and diluted | (per share)	$ (0.09)	¥ (0.62)	¥ (0.82)	¥ (0.35)
Weighted average shares outstanding
Basic and diluted | shares	310,627,024	310,627,024	310,627,024	310,627,024
Foreign currency translation adjustments, net of tax of nil	$ 45	¥ 316	¥ 0	¥ 0
Comprehensive loss	(27,756)	(193,232)	(254,639)	(107,807)
Comprehensive loss attributable to Molecular Data Inc.	$ (27,756)	¥ (193,232)	¥ (254,639)	¥ (107,807)